Financial Information of Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Financial Information of Subsidiaries, Summarized

38.FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2019, 2018 and 2017, summarized financial information of our principal subsidiaries prepared under IFRS is as follows:

	12-31-2019
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	43,219	87,644	130,863	2,152	—	128,711	130,863	—	—	—	(463)	(463)	8,963	39,714	(2,453)	37,261	(53,938)	(16,677)
Enel Generación Costanera S.A.	Separate	113,909	270,423	384,332	112,412	105,047	166,873	384,332	213,606	(68,969)	144,637	100,244	59,860	22,628	82,582	(24,642)	57,940	(41,288)	16,652
Enel Generación El Chocón S.A.	Separate	101,114	315,842	416,956	75,003	56,983	284,970	416,956	71,807	(5,957)	65,850	58,055	42,906	59,477	103,800	(21,770)	82,030	(70,096)	11,934
Empresa Distribuidora Sur S.A.	Separate	284,126	1,456,918	1,741,044	509,223	429,766	802,055	1,741,044	1,346,888	(773,693)	573,195	307,066	211,031	54,470	265,560	(76,548)	189,012	(237,185)	(48,173)
Enel Trading Argentina S.R.L	Separate	23,432	1,551	24,983	21,486	—	3,497	24,983	7,497	(950)	6,547	3,599	3,321	(92)	3,229	(1,295)	1,934	(600)	1,334
Dock Sud S.A.	Separate	105,726	256,881	362,607	52,678	52,732	257,197	362,607	146,958	(54,326)	92,632	81,806	50,775	12,036	63,132	(1,007)	62,125	(74,649)	(12,524)
Grupo Enel Argentina	Consolidated	326,191	927,948	1,254,139	185,096	151,167	917,876	1,254,139	285,277	(74,927)	210,350	157,774	102,242	112,784	299,022	(54,044)	244,978	(270,493)	(25,515)
Enel Brasil S.A.	Separate	371,174	5,186,673	5,557,847	145,721	376,140	5,035,986	5,557,847	977	(85)	892	(57,320)	(58,076)	(85,784)	88,858	15,025	103,883	(149,216)	(45,333)
Enel Generación Fortaleza S.A.	Separate	119,719	193,438	313,157	108,806	737	203,614	313,157	309,525	(183,394)	126,131	114,170	99,940	13,389	113,329	(36,130)	77,199	(5,465)	71,734
EGP Cachoeira Dourada S.A.	Separate	213,201	98,107	311,308	193,295	3,280	114,733	311,308	494,303	(394,776)	99,527	85,746	79,065	(100)	78,965	(25,671)	53,294	2,285	55,579
EGP Volta Grande	Separate	42,230	345,708	387,938	29,751	185,505	172,682	387,938	106,792	(42,895)	63,897	59,632	59,607	(13,583)	46,024	(15,173)	30,851	(844)	30,007
Enel Cien S.A.	Separate	113,996	151,707	265,703	13,358	16,240	236,105	265,703	70,295	(967)	69,328	61,376	49,598	19,722	69,320	(39,773)	29,547	(4,600)	24,947
Compañía de Transmisión del Mercosur S.A.	Separate	6,856	701	7,557	50,954	8,030	(51,427)	7,557	1,142	—	1,142	789	(530)	(10,469)	(10,999)	296	(10,703)	15,634	4,931
Transportadora de Energía S.A.	Separate	4,914	3,924	8,838	52,590	9,207	(52,959)	8,838	1,112	—	1,112	601	(923)	(10,288)	(11,212)	333	(10,879)	16,154	5,275
Enel Distribución Ceará S.A.	Separate	629,655	1,624,665	2,254,320	525,921	902,000	826,399	2,254,320	1,373,202	(991,979)	381,223	224,266	140,695	(18,246)	122,937	(19,875)	103,062	(26,723)	76,339
Enel Distribución Rio S.A.	Separate	722,394	1,962,608	2,685,002	910,507	830,069	944,426	2,685,002	1,514,836	(1,029,220)	485,616	299,779	163,829	(55,984)	109,105	(37,009)	72,096	(46,182)	25,914
Enel Distribución Goiás S.A.	Separate	665,187	2,355,246	3,020,433	795,562	903,997	1,320,874	3,020,433	1,544,899	(1,100,077)	444,822	220,030	22,568	(59,708)	(36,744)	11,462	(25,282)	(59,597)	(84,879)
Enel X Brasil S.A.	Separate	17,886	15,089	32,975	13,676	307	18,992	32,975	19,359	(6,434)	12,925	(1,373)	(4,677)	(311)	(4,988)	539	(4,449)	(679)	(5,128)
Enel Distribuicao Sao Paulo S.A.	Separate	1,701,300	6,062,310	7,763,610	1,474,482	4,310,495	1,978,633	7,763,610	3,720,782	(2,699,108)	1,021,674	638,496	378,591	(100,835)	277,756	460,335	738,091	(412,571)	325,520
Grupo Enel Brasil	Consolidated	4,211,380	13,471,236	17,682,616	3,919,122	7,528,800	6,234,694	17,682,616	8,611,146	(5,906,735)	2,704,411	1,645,516	928,952	(356,940)	574,154	314,359	888,513	(559,512)	329,001
Emgesa S.A. E.S.P.	Separate	251,413	2,524,074	2,775,487	387,804	943,882	1,443,801	2,775,487	1,246,989	(465,768)	781,221	710,320	637,221	(81,785)	555,672	(180,207)	375,465	7,209	382,674
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	363,838	1,842,861	2,206,699	545,689	704,527	956,483	2,206,699	1,665,318	(962,174)	703,144	556,513	431,004	(58,397)	372,680	(122,066)	250,614	(615)	249,999
Enel Perú, S.A.C.	Separate	37,589	1,403,189	1,440,778	41,359	10,868	1,388,551	1,440,778	11	—	11	(1,155)	(1,155)	(1,473)	127,289	(8)	127,281	27,105	154,386
Enel Generación Perú S.A.	Separate	361,697	974,784	1,336,481	172,150	259,367	904,964	1,336,481	478,155	(178,102)	300,053	243,359	191,690	(4,886)	200,977	(56,340)	144,637	18,483	163,120
Chinango S.A.C.	Separate	6,346	153,370	159,716	6,349	38,766	114,601	159,716	45,030	(5,081)	39,949	34,113	29,868	(723)	29,145	(8,685)	20,460	2,791	23,251
Enel Generación Piura S.A.	Separate	75,118	180,365	255,483	64,559	33,669	157,255	255,483	82,155	(27,861)	54,294	44,074	32,902	(317)	32,595	(9,275)	23,320	2,948	26,268
Enel Distribución Perú S.A.	Separate	153,382	1,305,567	1,458,949	272,268	467,924	718,757	1,458,949	950,350	(619,181)	331,169	257,473	196,436	(22,938)	184,153	(55,649)	128,504	13,065	141,569
Grupo Enel Perú	Consolidated	551,844	2,562,083	3,113,927	482,477	805,168	1,826,282	3,113,927	1,382,941	(676,173)	706,768	561,494	433,368	(30,553)	413,480	(125,187)	288,293	64,392	352,685

	12-31-2018
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	6,657	139,508	146,165	776	—	145,389	146,165	—	—	—	(618)	(618)	2,812	3,657	(669)	2,988	(138,136)	(135,148)
Enel Generación Costanera S.A.	Separate	132,613	267,952	400,565	136,446	99,309	164,810	400,565	162,894	(15,271)	147,623	103,430	89,235	19,250	108,963	(17,345)	91,618	(43,235)	48,383
Enel Generación El Chocón S.A.	Separate	95,054	370,645	465,699	82,599	85,399	297,701	465,699	67,134	(4,675)	62,459	53,087	32,994	106,969	141,617	(51,466)	90,151	(130,515)	(40,364)
Empresa Distribuidora Sur S.A.	Separate	312,128	1,381,972	1,694,100	710,707	347,653	635,740	1,694,100	1,189,950	(729,223)	460,727	179,203	77,990	127,247	205,078	(101,101)	103,977	(347,881)	(243,904)
Enel Trading Argentina S.R.L	Separate	14,550	1,008	15,558	13,940	—	1,618	15,558	4,738	(305)	4,433	1,357	1,083	(2,456)	(1,370)	(408)	(1,778)	(571)	(2,349)
Grupo Dock Sud, S.A.	Consolidated	55,921	263,659	319,580	63,756	55,240	200,584	319,580	94,769	(20,986)	73,783	58,725	33,999	35,743	69,850	(29,790)	40,060	(104,651)	(64,591)
Grupo Enel Argentina	Consolidated	263,345	916,274	1,179,619	221,534	182,169	775,916	1,179,619	229,458	(19,945)	209,513	155,467	121,179	140,459	307,883	(72,221)	235,662	(355,051)	(119,389)
Enel Brasil S.A.	Separate	1,681,474	3,892,112	5,573,586	2,720,641	225,312	2,627,633	5,573,586	174	(96)	78	(46,334)	(46,374)	(119,900)	(106,575)	44,864	(61,711)	(441,136)	(502,847)
Enel Generación Fortaleza S.A.	Separate	140,483	189,912	330,395	123,850	60,960	145,585	330,395	211,536	(207,475)	4,061	(6,852)	(16,483)	(5,857)	(22,340)	7,309	(15,031)	(25,888)	(40,919)
EGP Cachoeira Dourada S.A.	Separate	301,315	103,975	405,290	244,418	3,075	157,797	405,290	540,344	(417,506)	122,838	109,049	102,351	7,959	110,311	(37,719)	72,592	(18,168)	54,424
Enel Green Power Proyectos I (Volta Grande)	Separate	94,170	355,666	449,836	274,015	—	175,821	449,836	81,939	(10,644)	71,295	68,654	68,653	(15,031)	53,622	(18,732)	34,890	(30,953)	3,937
Enel Cien S.A.	Separate	120,897	183,601	304,498	9,403	18,424	276,671	304,498	82,608	(1,626)	80,982	72,831	56,219	31,686	87,905	(29,729)	58,176	(40,853)	17,323
Compañía de Transmisión del Mercosur S.A.	Separate	9,097	2,196	11,293	50,940	2,493	(42,140)	11,293	1,193	—	1,193	716	(650)	(21,535)	(22,185)	44	(22,141)	13,101	(9,040)
Transportadora de Energía S.A.	Separate	6,912	5,755	12,667	50,780	5,431	(43,544)	12,667	1,140	—	1,140	591	(986)	(21,519)	(22,506)	(176)	(22,682)	13,664	(9,018)
Enel Distribución Ceará S.A.	Separate	538,216	1,209,995	1,748,211	517,761	440,495	789,955	1,748,211	1,410,602	(1,037,015)	373,587	213,754	140,035	(17,507)	122,528	(22,092)	100,436	(128,063)	(27,627)
Enel Distribución Rio S.A.	Separate	611,450	1,964,754	2,576,204	865,349	781,211	929,644	2,576,204	1,510,676	(1,026,864)	483,812	294,177	172,577	(96,634)	75,943	(27,646)	48,297	(152,089)	(103,792)
CELG Distribución S.A.	Separate	694,885	2,478,860	3,173,745	613,692	1,154,300	1,405,753	3,173,745	1,541,938	(1,106,151)	435,787	254,481	157,911	(51,253)	107,044	318,307	425,351	(199,597)	225,754
Enel X Brasil	Separate	14,153	9,180	23,333	5,512	42	17,779	23,333	17,882	(8,136)	9,746	(559)	(1,412)	(169)	(1,581)	394	(1,187)	(2,104)	(3,291)
Enel Distribución Sao Paulo S.A.	Separate	1,535,494	4,426,898	5,962,392	1,438,355	2,871,158	1,652,879	5,962,392	2,459,201	(1,914,222)	544,979	243,789	137,736	(98,509)	39,227	(17,209)	22,018	(202,092)	(180,074)
Grupo Enel Brasil	Consolidated	4,112,113	11,587,158	15,699,271	6,524,502	5,555,695	3,619,074	15,699,271	7,492,092	(5,366,693)	2,125,399	1,201,286	766,565	(435,467)	331,484	217,615	549,099	(689,804)	(140,705)
Emgesa S.A. E.S.P.	Separate	336,791	2,511,365	2,848,156	510,844	1,032,101	1,305,211	2,848,156	1,259,471	(478,264)	781,207	707,149	633,075	(101,981)	531,118	(185,554)	345,564	(117,250)	228,314
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	414,711	1,686,783	2,101,494	650,760	598,455	852,279	2,101,494	1,713,801	(1,032,452)	681,349	522,969	389,002	(57,795)	331,372	(125,242)	206,130	(81,177)	124,953
Enel Perú, S.A.C.	Separate	36,807	1,376,103	1,412,910	69,295	10,460	1,333,155	1,412,910	—	—	—	337	337	(4,852)	185,519	—	185,519	(56,062)	129,457
Enel Generación Perú S.A.	Separate	333,468	914,287	1,247,755	169,579	234,383	843,793	1,247,755	480,540	(163,879)	316,661	257,625	209,490	13,325	263,975	(69,105)	194,870	(35,507)	159,363
Chinango S.A.C.	Separate	5,798	137,059	142,857	7,946	25,562	109,349	142,857	44,180	(5,215)	38,965	33,910	29,643	(255)	29,388	(8,562)	20,826	(4,445)	16,381
Enel Generación Piura S.A.	Separate	85,080	175,196	260,276	51,046	68,377	140,853	260,276	78,012	(25,883)	52,129	42,112	30,028	(4,368)	25,685	(8,003)	17,682	(6,155)	11,527
Enel Distribución Perú S.A.	Separate	112,287	1,210,429	1,322,716	268,883	431,856	621,977	1,322,716	912,950	(610,701)	302,249	232,137	175,848	(22,150)	153,693	(49,024)	104,669	(25,666)	79,003
Grupo Enel Perú	Consolidated	488,824	2,401,685	2,890,509	490,068	770,021	1,630,420	2,890,509	1,505,635	(798,330)	707,305	564,020	443,246	(18,583)	451,681	(134,059)	317,622	(127,835)	189,787

	12-31-2017
	Financial Statements	Current Assets	Non- Current Assets	Total Assets	Current Liabilities	Non- Current Liabilities	Equity	Total Liabilities and Equity	Revenue	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income Before Taxes	Income Taxes	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Enel Argentina S.A.	Separate	5,657	275,369	281,026	490	—	280,536	281,026	—	—	—	(651)	252,340	1,135	256,836	(185)	256,651	(45,736)	210,915
Enel Generación Costanera S.A.	Separate	119,110	204,611	323,721	137,870	142,832	43,019	323,721	152,399	(8,612)	143,787	76,145	40,137	(27,529)	13,009	6,625	19,634	(8,824)	10,810
Enel Generación El Chocón S.A.	Separate	81,241	297,979	379,220	68,075	84,620	226,525	379,220	58,459	(6,837)	51,622	38,115	34,920	54,815	91,041	2,392	93,433	(39,053)	54,380
Empresa Distribuidora Sur S.A.	Separate	396,740	830,423	1,227,163	919,538	298,111	9,514	1,227,163	1,276,849	(740,418)	536,431	157,730	150,952	(176,791)	(25,712)	36,981	11,269	(4,442)	6,827
Enel Trading Argentina S.R.L	Separate	23,397	188	23,585	22,479	—	1,106	23,585	4,271	(583)	3,688	(457)	(543)	416	(127)	(307)	(434)	(242)	(676)
Grupo Dock Sud, S.A.	Consolidated	63,803	147,504	211,307	50,858	33,693	126,756	211,307	88,071	(12,070)	76,001	55,486	39,097	24,711	63,907	(17,212)	46,695	(23,122)	23,573
Grupo Enel Argentina	Consolidated	228,046	506,432	734,478	206,678	225,111	302,689	734,478	209,346	(15,449)	193,897	113,259	74,056	31,581	112,122	7,771	119,893	(57,436)	62,457
Enel Brasil S.A.	Separate	386,459	3,395,350	3,781,809	201,292	392,169	3,188,348	3,781,809	—	(256)	(256)	(44,430)	(44,561)	18,874	182,137	(894)	181,243	(97,449)	83,794
Enel Generación Fortaleza S.A.	Separate	114,507	204,939	319,446	71,632	61,310	186,504	319,446	261,358	(146,668)	114,690	103,174	88,737	(804)	87,933	(29,488)	58,445	(8,669)	49,776
EGP Cachoeira Dourada S.A.	Separate	231,833	129,520	361,353	221,039	1,443	138,871	361,353	503,093	(372,087)	131,006	115,811	107,414	520	107,935	(37,023)	70,912	(9,035)	61,877
Enel Green Power Proyectos I (Volta Grande)	Separate	27,586	416,760	444,346	5,170	261,883	177,293	444,346	8,546	(759)	7,787	7,473	7,473	(753)	6,720	(1,027)	5,693	(5,667)	26
Enel Cien S.A.	Separate	65,440	273,718	339,158	12,165	60,455	266,538	339,158	88,727	(2,654)	86,073	75,234	58,479	9,371	67,850	(23,180)	44,670	(6,945)	37,725
Compañía de Transmisión del Mercosur S.A.	Separate	15,560	789	16,349	19,603	26,531	(29,785)	16,349	1,465	—	1,465	881	753	(12,405)	(11,651)	—	(11,651)	5,543	(6,108)
Transportadora de Energía S.A.	Separate	12,373	1,466	13,839	20,856	27,122	(34,139)	13,839	1,378	—	1,378	513	348	(12,955)	(12,606)	(50)	(12,656)	6,385	(6,271)
Enel Distribución Ceará S.A.	Separate	568,437	1,209,306	1,777,743	546,763	388,085	842,895	1,777,743	1,453,275	(1,022,360)	430,915	262,901	191,446	(24,074)	167,693	(30,373)	137,320	(22,054)	115,266
Enel Distribución Rio S.A.	Separate	723,616	2,145,932	2,869,548	831,455	1,006,034	1,032,059	2,869,548	1,661,756	(1,206,285)	455,471	241,314	109,275	(153,947)	(44,041)	13,330	(30,711)	(28,186)	(58,897)
CELG Distribución S.A.	Separate	666,468	2,365,423	3,031,891	664,476	1,305,858	1,061,557	3,031,891	1,536,277	(1,133,252)	403,025	144,544	41,504	(72,334)	(30,826)	40,895	10,069	(16,279)	(6,210)
Enel Soluciones S.A.	Separate	10,809	6,425	17,234	4,924	634	11,676	17,234	18,399	(9,826)	8,573	798	183	(910)	(726)	1,095	369	(471)	(102)
Grupo Enel Brasil	Consolidated	2,505,682	6,810,297	9,315,979	2,157,412	3,398,528	3,760,039	9,315,979	5,174,413	(3,540,939)	1,633,474	908,152	560,994	(250,488)	311,459	(66,715)	244,744	(76,845)	167,899
Emgesa S.A. E.S.P.	Separate	327,288	2,696,892	3,024,180	399,751	1,335,485	1,288,944	3,024,180	1,159,789	(396,303)	763,486	682,009	610,958	(119,198)	492,089	(191,743)	300,346	(1,000)	299,346
Compañía Distribuidora y Comercializadora de Energía S.A.	Separate	402,852	1,668,741	2,071,593	547,780	636,505	887,308	2,071,593	1,542,994	(872,528)	670,466	520,930	411,666	(55,757)	356,055	(144,932)	211,123	1,953	213,076
Enel Perú, S.A.C.	Separate	11,481	1,448,680	1,460,161	76,002	10,912	1,373,247	1,460,161	—	—	—	(2,269)	(2,271)	(123)	29,500	—	29,500	7,964	37,464
Enel Generación Perú S.A.	Separate	330,595	980,250	1,310,845	175,026	249,370	886,449	1,310,845	595,379	(299,959)	295,420	240,666	174,623	(7,835)	189,052	(52,740)	136,312	28,646	164,958
Chinango S.A.C.	Separate	7,621	144,813	152,434	16,351	25,269	110,814	152,434	52,094	(14,169)	37,925	31,518	27,203	(448)	26,755	(7,705)	19,050	3,775	22,825
Enel Generación Piura S.A.	Separate	80,426	189,558	269,984	53,974	86,622	129,388	269,984	87,519	(37,928)	49,591	39,492	26,869	(1,293)	25,581	(8,075)	17,506	4,618	22,124
Enel Distribución Perú S.A.	Separate	169,384	1,156,086	1,325,470	299,001	440,185	586,284	1,325,470	884,291	(583,785)	300,506	230,065	174,257	(24,278)	151,284	(46,154)	105,130	13,416	118,546
Inversiones Distrilima S.A.	Separate	—	—	—	—	—	—	—	—	—	—	(1)	(1)	484	15,986	(160)	15,826	2,501	18,327
Generandes Perú S.A.	Separate	—	—	—	—	—	—	—	—	—	—	(12)	(12)	15	12,955	4	12,959	9,705	22,664
Grupo Eléctrica Cabo Blanco, S.A.C.	Consolidated	—	—	—	—	—	—	—	29,653	(12,030)	17,623	14,433	11,699	1,127	11,167	(2,840)	8,327	4,832	13,159
Grupo Enel Perú	Consolidated	458,175	2,477,110	2,935,285	487,028	812,357	1,635,900	2,935,285	949,802	(487,661)	462,141	363,132	265,430	(23,071)	249,116	(76,548)	172,568	(21,614)	150,954
Grupo Distrilima	Consolidated	—	—	—	—	—	—	—	303,228	(204,910)	98,318	76,389	58,184	(7,357)	51,465	(15,874)	35,591	17,636	53,227
Grupo Generandes Perú	Consolidated	—	—	—	—	—	—	—	197,769	(93,827)	103,942	84,435	64,530	(4,006)	62,197	(18,304)	43,893	31,813	75,706